Segment information	12 Months Ended
Dec. 31, 2024
Segment information [Abstract]
Segment information
26.	Segment information

Operating segments are determined based on the reports submitted to the CODM to make strategic decisions. For the financial year ended 31 December 2024, with the redelivery of its Specialised vessel and the Group’s exit from the Chemical-Stainless segment, the Group has four main operating segments. During the financial year ended 31 December 2023, the CODM reorganised the business into six main operating segments, up from five in the financial year ended 31 December 2022, following the addition of the Specialised segment. For the financial year ended 31 December 2024, the operating segments are as follows:

(a)	Long Range II (‘LR2’)

(b)	Long Range I (‘LR1’)

(c)	Medium Range (‘MR’)

(d)	Handy size (‘Handy’)

The operating segments are organised and managed according to the size of the product tanker vessels.

The LR2 segment consists of vessels between 85,000 DWT and 124,999 DWT in size and provides transportation of clean petroleum oil products.

The LR1 segment consists of vessels between 55,000 DWT and 84,999 DWT in size and provides transportation of clean and dirty petroleum products.

The MR segment consists of vessels between 40,000 DWT and 54,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels.

The Handy segment consists of vessels between 25,000 DWT and 39,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels.

The Specialized segment consists of vessels between 5,000 DWT 19,999 DWT in size.

The Group exited the Chemical-Stainless segment after disposing of its Chemical-Stainless vessels that were previously acquired through the acquisition of CTI; and the Group exited the Specialized after redelivering its only Specialized vessel.

Management assesses the performance of the operating segments based on operating profit before depreciation, amortisation, impairment and gain on disposal of vessels (“Operating EBITDA”). This measurement basis excludes the effects of impairment charges and gain on disposal of vessels that are not expected to recur regularly in every financial period. Interest income and finance expenses, which result from the Group’s capital and liquidity position that is centrally managed for the benefit of various activities, general and administrative expenses, and specific items within other operating income including bunker management fee income from external party are not allocated to segments.

	LR2 US$’000	LR1 US$’000	MR US$’000	Handy US$’000	Total US$’000
2024
Revenue (Hafnia Vessels and TC Vessels)	125,387	522,837	915,186	372,186	1,935,596
Revenue (External Vessels in Disponent-Owner Pools)1	86,168	318,499	438,245	90,139	933,051
Voyage expenses (Hafnia Vessels and TC Vessels)	(31,693)	(142,405)	(251,887)	(118,332)	(544,317)
Voyage expenses (External Vessels in Disponent-Owner Pools)1	(34,080)	(112,980)	(156,931)	(28,811)	(332,802)
Pool distributions for External Vessels in Disponent-Owner Pools1	(52,088)	(205,519)	(281,314)	(61,328)	(600,249)

TCE Income#	93,694	380,432	663,299	253,854	1,391,279
Other operating income2	2,374	6,824	11,001	3,533	23,732
Vessel operating expenses	(15,624)	(64,451)	(132,876)	(65,090)	(278,041)
Technical management expenses	(1,947)	(7,358)	(13,619)	(5,249)	(28,173)
Charter hire expenses	—	(8,974)	(39,522)	—	(48,496)
Operating EBITDA	78,497	306,473	488,283	187,048	1,060,301
Depreciation charge	(13,837)	(58,881)	(107,936)	(33,339)	(213,993)
					846,308
Unallocated2					(67,855)
Profit before income tax					778,453

#
“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.

[1]
“External Vessels in Disponent-Owner Pools” means vessels that are commercially managed by the Group in the Disponent-Owner Pool arrangements that are not Hafnia Vessels or TC Vessels. See Note 2.3(a) for details on the accounting for pool arrangements.

[2]	The unallocated amount consists of interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims and share of profit of equity-accounted investees which are not allocated to segments.

	LR2 US’000	LR1 US’000	MR US$’000	Handy US$’000	Chemical- Stainless US$’000	Specialised US$’000	Total US$’000
2023
Revenue (Hafnia Vessels and TC Vessels)	111,164	536,309	901,038	364,814	(226)	2,373	1,915,472
Revenue (External Vessels in Disponent-Owner Pools)[1]	55,221	288,512	283,857	128,644	—	—	756,234
Voyage expenses (Hafnia Vessels and TC Vessels)	(30,339)	(151,725)	(246,919)	(118,772)	(36)	(1,074)	(548,865)
Voyage expenses (External Vessels in Disponent-Owner Pools)[1]	(19,416)	(108,241)	(106,141)	(45,951)	—	—	(279,749)
Pool distributions for External Vessels in Disponent-Owner Pools[1]	(35,805)	(180,271)	(177,716)	(82,693)	—	—	(476,485)
	LR2 US$’000	LR1 US$’000	MR US$’000	Handy US$’000	Chemical- Stainless US$’000	Specialised US$’000	Total US$’000
TCE Income#	80,825	384,584	654,119	246,042	(262)	1,299	1,366,607
Other operating income[2]	1,781	8,865	9,258	7,188	(705)	3,747	30,134
Vessel operating expenses	(15,267)	(66,884)	(125,393)	(61,211)	(109)	(5)	(268,869)
Technical management expenses	(1,656)	(7,109)	(11,711)	(5,216)	—	—	(25,692)
Charter hire expenses	—	(9,234)	(24,034)	(1)	—	(1,302)	(34,571)
Operating EBITDA	65,683	310,222	502,239	186,802	(1,076)	3,739	1,067,609
Depreciation charge	(13,743)	(58,099)	(104,808)	(32,784)	—	—	(209,434)
							858,175
Unallocated[2]							(58,649)
Profit before income tax							799,526

#
“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.

[1]
“External Vessels in Disponent-Owner Pools” means vessels that are commercially managed by the Group in the Disponent-Owner Pool arrangements that are not Hafnia Vessels or TC Vessels. See Note 2.3(a) for details on the accounting for pool arrangements.

[2]
The unallocated amount consists of interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims and share of profit of equity-accounted investees which are not allocated to segments.

	LR2 US’000	LR1 US’000	MR US$’000	Handy US$’000	Chemical- Stainless US$’000	Total US$’000
2022
Revenue (Hafnia Vessels and TC Vessels)	97,960	638,141	861,681	299,160	29,609	1,926,551
Voyage expenses (Hafnia Vessels and TC Vessels)	(24,526)	(216,890)	(259,479)	(77,722)	(1,238)	(579,855)
TCE Income#	73,434	421,251	602,202	221,438	28,371	1,346,696
Other operating income[1]	516	9,815	13,250	5,357	516	29,454
Vessel operating expenses	(15,022)	(70,719)	(110,483)	(58,017)	(9,662)	(263,903)
Technical management expenses	(1,296)	(6,230)	(9,510)	(5,742)	(849)	(23,627)
Charter hire expenses	—	(13,605)	(19,549)	—	—	(33,154)
Operating EBITDA	57,632	340,512	475,910	163,036	18,376	1,055,466
Depreciation charge	(13,769)	(58,012)	(100,597)	(33,527)	(1,959)	(207,864)
						847,602
Unallocated[1]						(89,335)
Profit before income tax						758,267

#
“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.

[1]	The unallocated amount consists of interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims which are not allocated to segments.

Geographical segments’ revenue

The Group’s vessels operate on an international platform with individual vessels calling at various ports across the globe. The Group does not consider the domicile of its customers as a relevant decision-making guideline, and hence does not consider it meaningful to allocate vessels and revenue to specific geographical locations.

Major customers

Revenues from the top five major customers (by grouping of legal entities known to the Group to be under common control) of the Group across all operating segments represents approximately US$937.7 million (2023: US$870.0 million, 2022: US$772.5 million)) of the Group’s total revenues.
Two (2023: One; 2022: One) of the Group’s customers (by grouping of legal entities known to the Group to be under common control) represented 10% or more of the Group’s revenue in each of the three years. Below is the segment information specific to the customer.
	LR2 US’000	LR1 US’000	MR US$’000	Handy US$’000	Total US$’000	Percentage %

2024	24,598	159,532	112,969	15,712	312,811	10.9%
2023	18,712	181,099	108,107	2,479	310,397	11.6%
2022	11,697	162,019	102,833	7,189	283,738	14.7%